Total Capital and Net Income Per Common Unit - Issuances of Common Units (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Dec. 31, 2015
Common
Capital Unit [Line Items]
Units Issued			1,173,428
Gross Proceeds			$ 36,274
Net Proceeds			$ 35,374
Teekay Corporation's Ownership After the Offering (as a percent)			33.02%
Preferred
Capital Unit [Line Items]
Units Issued	6,800,000	5,000,000
Offering Price (USD per unit)	$ 25	$ 25
Gross Proceeds	$ 170,000	$ 125,000
Net Proceeds	$ 164,411	$ 120,707
Teekay Corporation's Ownership After the Offering (as a percent)	33.02%	33.02%